Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Interests In Associates And Joint Ventures [Line Items]
Interests in associates and joint ventures

b) Interests in associates and joint ventures
As of 31 December

2024 and 31 December

2023, no associate

or joint venture

was individually

material to the

Group.
Also, there were no

significant restrictions on the

ability of associates or

joint ventures to transfer

funds to UBS Group AG
or its

subsidiaries as

cash dividends

or to

repay

loans or

advances made.

There

were no

quoted market

prices for

any
associates or joint ventures of the Group.

Investments in associates and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 2,373 1,101
Additions 0 1
Acquisition of the Credit Suisse Group

0 1,569
Disposals (8) 0
Reclassifications 0 (33)
Share of comprehensive income 145 (365)
of which: share of net profit / (loss)

144 (348)
of which: share of other comprehensive income

0 (17)
Share of changes in retained earnings (3) (1)
Dividends received (51) (90)
Foreign currency translation (149) 192
Carrying amount at the end of the year 2,306 2,373
of which: associates 2,057 2,164
of which: SIX Group AG, Zurich 1,484 1,646
of which: other associates 573 519
of which: joint ventures

249 209
1 Refer to Note 2 for

more information about the acquisition of the Credit

Suisse Group.

2

For 2024, consists of USD
91 m from associates and USD 54
m from joint ventures (for 2023, consists

of negative USD
383 m
from associates, partly offset by USD 34
m from joint ventures).

3 For 2023, consists of negative USD

m from associates.

4 In October 2024, UBS entered into an agreement to sell its
50 % interest in Swisscard
AECS GmbH. Refer to Note 29 for more information.